Employee benefit plans - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension plans
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	5.20%	2.30%	1.90%
Weighted average rate of compensation increases	3.00%	3.00%	2.20%
Weighted average expected long-term rate of return on plan assets	6.30%	4.45%	3.65%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	4.85%	5.20%	2.30%
Weighted average rate of compensation increases	3.00%	3.00%	3.00%
Post-retirement healthcare plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	5.37%	2.88%	2.53%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	5.16%	5.37%	2.88%
Post-retirement healthcare plan | Maximum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	6.90%	7.00%	7.20%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	6.80%	6.90%	7.00%
Post-retirement healthcare plan | Minimum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%